Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Total revenue	$ 8,783,695	$ 20,142,156	$ 73,244,083	$ 109,691,001
Operating costs and expenses:
Cost of goods sold (exclusive of depreciation and amortization shown below)	4,789,679	13,957,966	38,021,519	59,436,674
Depreciation and amortization	4,900,729	459,529	4,836,538	1,841,874
Sales and marketing	2,137,092	6,553,787	19,587,073	30,324,059
General and administrative	10,467,593	3,219,422	21,628,725	12,949,067
Total operating expenses	22,295,093	24,190,704	84,073,855	104,551,674
(Loss) income from operations	(13,511,398)	(4,048,548)	(10,829,772)	5,139,327
Other income (expenses), net:
Other income, net	82,363		233,151	(183,401)
Change in fair value of warrant liabilities	663,449	(138,000)	69,000
Interest expense	(30,277)	(35,222)	(333,539)	(110,857)
Total other income (expense), net	715,535	(173,222)	(31,388)	(294,258)
Net (loss) income before taxes	(12,795,863)	(4,221,770)	(10,861,160)	4,845,069
Income tax (expense) benefit	(523,500)	114,668	988,802
Net (loss) income	(13,319,363)	(4,107,102)	(9,872,358)	4,845,069
Less: Net loss attributable to Sunergy Renewables, LLC prior to the ESGEN Business Combination		(523,681)	(523,681)
Net loss subsequent to the Business Combination	(13,319,363)	(3,583,421)	(9,348,677)	4,845,069
Less: Net loss attributable to redeemable non-controlling interests	(6,958,098)	(2,051,930)	(6,679,788)
Net loss attributable to Class A common stock	$ (6,361,265)	$ (1,531,491)	$ (2,668,889)	$ 4,845,069
Basic net loss per common share (in Dollars per share)	$ (0.48)	$ (1.54)	$ (0.48)	$ 4.85
Diluted net loss per common share (in Dollars per share)	(0.48)	(1.54)	(0.48)	4.85
Diluted (in Dollars per share)	$ (0.48)	$ (1.54)	$ (0.48)	$ 4.85
Weighted average units outstanding, basic (in Shares)	13,252,964	994,345	5,546,925	1,000,000
Weighted average units outstanding, diluted (in Shares)	13,252,964	994,345	5,546,925	1,000,000
Diluted (in Shares)	13,252,964	994,345	5,546,925	1,000,000
Heliogen, Inc.
Total revenue		$ 1,528,000	$ 23,224,000	$ 4,445,000
Operating costs and expenses:
Total operating expenses	6,881,000	16,178,000	59,679,000	79,457,000
(Loss) income from operations	(6,881,000)	(16,127,000)	29,627,000	(135,060,000)
Interest income	300,000	683,000	2,299,000	1,448,000
Loss on warrant remeasurement	(3,000)	(24,000)	66,000	542,000
Other income (expenses), net:
Other income, net	227,000	245,000	561,000	3,473,000
Net (loss) income before taxes	(6,357,000)	(15,223,000)	32,553,000	(129,597,000)
Income tax (expense) benefit	(2,000)	(2,000)	(6,000)	(1,000)
Net (loss) income	(6,359,000)	(15,225,000)	32,547,000	(129,598,000)
Net loss attributable to Class A common stock	$ (6,359,000)	$ (15,225,000)	$ 32,547,000	$ (129,598,000)
Basic net loss per common share (in Dollars per share)	$ (1.03)	$ (2.53)	$ 5.36	$ (22.26)
Diluted net loss per common share (in Dollars per share)	(1.03)	(2.53)	5.22	(22.26)
Diluted (in Dollars per share)	$ (1.03)	$ (2.53)	$ 5.22	$ (22.26)
Weighted average units outstanding, basic (in Shares)	6,170,087	6,020,992	6,071,530	5,822,389
Weighted average units outstanding, diluted (in Shares)	6,170,087	6,020,992	6,231,240	5,822,389
Diluted (in Shares)	6,170,087	6,020,992	6,231,240	5,822,389
Revenue:
Services revenue		$ 954,000	$ 19,844,000	$ 888,000
Grant revenue		574,000	3,380,000	3,557,000
Cost of revenue:
Cost of services revenue (including depreciation)		903,000	4,655,000	3,677,000
Cost of grant revenue		574,000	3,380,000	3,517,000
Total cost of revenue		1,477,000	(66,082,000)	60,048,000
Contract loss (adjustments) provisions			(74,117,000)	52,854,000
Gross profit		51,000	89,306,000	(55,603,000)
Operating expenses:
Selling, general and administrative	4,638,000	12,355,000	36,320,000	49,495,000
Research and development	1,088,000	3,791,000	16,335,000	21,028,000
Impairment and other charges	1,155,000	32,000	7,024,000	8,934,000
Nonrelated Party
Total revenue	6,216,391	11,329,387	51,088,065	94,226,149
Related Party
Total revenue	$ 2,567,304	$ 8,812,769	$ 22,156,018	$ 15,464,852